Significant Accounting Policies (Details) - Schedule of fair value of each option granted - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies (Details) - Schedule of fair value of each option granted [Line Items]
Contractual life	6 years	6 years	6 years
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Significant Accounting Policies (Details) - Schedule of fair value of each option granted [Line Items]
Expected exercise factor (in Dollars per share)	$ 2	$ 2	$ 2
Expected volatility (weighted average)	30.50%	30.00%	28.90%
Risk-free interest rate	1.60%	2.60%	1.80%
Maximum [Member]
Significant Accounting Policies (Details) - Schedule of fair value of each option granted [Line Items]
Expected exercise factor (in Dollars per share)	$ 2.8	$ 2.8	$ 2.8
Expected volatility (weighted average)	30.90%	31.70%	34.20%
Risk-free interest rate	2.60%	3.10%	2.10%